Statements Of Changes In Shareholders' Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Balance	$ 363,390	$ 362,792	$ 322,206
Shares issued on exercise of options	89	2,598
Shares issued on exercise of options (in shares)	15,000	469,000
Cancellation of shares, value	(17,880)
Cancellation of shares, shares	(2,669,413)
Stock-based compensation expenses	309	1,536	547
Consolidated net income (loss)	(25,588)	297	66,921
Cash dividends declared ($0.08 per share in 2014 and 2013, $0.28 per share in 2011)	(3,409)	(3,622)	(26,882)
Cash dividends reversal	41
Cash dividends paid		(211)
Balance	316,952	363,390	362,792
Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	363,390	362,792	322,206
Shares issued on exercise of options	89	2,598
Cancellation of shares, value	(17,880)
Stock-based compensation expenses	309	1,536	547
Consolidated net income (loss)	(25,588)	297	66,921
Cash dividends declared ($0.08 per share in 2014 and 2013, $0.28 per share in 2011)	(3,409)	(3,622)	(26,882)
Cash dividends reversal	41
Cash dividends paid		(211)
Balance	316,952	363,390	362,792
Common Stock
Condensed Financial Statements, Captions [Line Items]
Balance	453	448		448
Shares issued on exercise of options		5
Balance (in shares)	45,272,735	44,803,735		44,803,735
Shares issued on exercise of options (in shares)	15,000	469,000
Cancellation of shares, value	(27)
Cancellation of shares, shares	(2,669,413)
Balance	426	453		448
Balance (in shares)	42,618,322	45,272,735		44,803,735
Common Stock | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	453	448		448
Shares issued on exercise of options		5
Balance (in shares)	45,272,735	44,803,735		44,803,735
Shares issued on exercise of options (in shares)	15,000	469,000
Cancellation of shares, value	(27)
Cancellation of shares, shares	(2,669,413)
Balance	426	453		448
Balance (in shares)	42,618,322	45,272,735		44,803,735
Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Balance	291,731	287,602	287,055
Shares issued on exercise of options	89	2,593
Cancellation of shares, value	(17,853)
Stock-based compensation expenses	309	1,536	547
Balance	274,276	291,731	287,602
Additional Paid-in Capital | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	291,731	287,602	287,055
Shares issued on exercise of options	89	2,593
Cancellation of shares, value	(17,853)
Stock-based compensation expenses	309	1,536	547
Balance	274,276	291,731	287,602
Retained Earnings
Condensed Financial Statements, Captions [Line Items]
Balance	71,214	74,750	34,711
Consolidated net income (loss)	(25,588)	297	66,921
Cash dividends declared ($0.08 per share in 2014 and 2013, $0.28 per share in 2011)	(3,409)	(3,622)	(26,882)
Cash dividends reversal	41
Cash dividends paid		(211)
Balance	42,258	71,214	74,750
Retained Earnings | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	71,214	74,750	34,711
Consolidated net income (loss)	(25,588)	297	66,921
Cash dividends declared ($0.08 per share in 2014 and 2013, $0.28 per share in 2011)	(3,409)	(3,622)	(26,882)
Cash dividends reversal	41
Cash dividends paid		(211)
Balance	42,258	71,214	74,750
Accumulated Other Comprehensive Loss
Condensed Financial Statements, Captions [Line Items]
Balance				(8)
Balance	(8)	(8)	(8)	(8)
Accumulated Other Comprehensive Loss | Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance				(8)
Balance	$ (8)	$ (8)	$ (8)	$ (8)